Investment Portfolio	as of January 31, 2021 (Unaudited)
DWS Short-Term Municipal Bond Fund
	Principal Amount ($)	Value ($)

Municipal Bonds and Notes 102.4%
Alabama 1.7%
Alabama, Black Belt Energy Gas District Prepay Revenue, Series A, 4.0%, Mandatory Put 12/1/2023 @ 100, 12/1/2048, GTY: Goldman Sachs Group, Inc.	2,200,000	2,410,166
Alabama, State Public School and College Authority, Capital Improvement and Refunding Bonds, Series A, 5.0%, 11/1/2029	1,000,000	1,369,490
Southeast Alabama, State Gas Supply District Revenue Project, Series A, 4.0%, Mandatory Put 6/1/2024 @ 100, 6/1/2049, GTY: Morgan Stanley	1,200,000	1,334,160
		5,113,816
Arizona 2.3%
Arizona, Industrial Development Authority, Hospital Revenue Bonds, Phoenix Children Hospital:
Series A, 5.0%, 2/1/2027	200,000	252,130
Series A, 5.0%, 2/1/2028	200,000	258,416
Arizona, Salt River Project Agricultural Improvement and Power District, Electric System Revenue:
Series A, 5.0%, 1/1/2028 (a)	465,000	592,098
Series A, 5.0%, 1/1/2029 (a)	645,000	842,009
Arizona, State Certificates of Participation, Series A, 5.0%, 10/1/2026	1,500,000	1,883,790
Chandler, AZ, State General Obligation, 4.0%, 7/1/2021	1,600,000	1,625,952
Coconino County, AZ, Pollution Control Corp. Revenue, Nevada Power Co., Series A, AMT, 1.875%, Mandatory Put 3/31/2023 @ 100, 9/1/2032	1,000,000	1,030,180
Yavapai County, AZ, Industrial Development Authority, Solid Waste Disposal Revenue Bonds, Waste Management, Inc., AMT, 2.8%, Mandatory Put 6/1/2021 @ 100, 6/1/2027	500,000	504,345
		6,988,920
California 16.0%
California, Bay Area Toll Authority, Toll Bridge Revenue, San Francisco Bay Area:
Series B-1, MUNIPSA + 1.1%, 1.14% (b), Mandatory Put 4/1/2024 @ 100, 4/1/2045	1,900,000	1,930,970
Series A, MUNIPSA + 1.25%, 1.29% (b), Mandatory Put 4/1/2027 @ 100, 4/1/2036	3,940,000	4,030,502
California, Eastern Municipal Water District, Water & Wastewater Revenue, Series B, 70% of 1-month USD-LIBOR + 0.3%, 0.401% (b), Mandatory Put 10/1/2021 @ 100, 7/1/2030	1,960,000	1,960,118
California, Infrastructure & Economic Development Bank Revenue, Brightline West Passenger Rail Project, Series A, AMT, 144A, 0.45%, Mandatory Put 7/1/2021 @ 100, 1/1/2050	1,000,000	1,000,290
California, Public Power Authority, Magnolia Power Project, Series A-3, 0.01% (c), 2/1/2021, LOC: U.S. Bank NA	1,050,000	1,050,000
California, San Diego Association of Governments, Capital Grant Receipts Revenue, Mid-Coast Corridor Transit Project, Series B, 1.8%, 11/15/2027	2,500,000	2,610,575
California, State Department of Water Resources, Center Valley Project, Water Systems, Series AT, MUNIPSA + 0.37%, 0.41% (b), Mandatory Put 12/1/2022 @ 100, 12/1/2035	4,000,000	4,010,600
California, State General Obligation:
MUNIPSA + 0.43%, 0.47% (b), Mandatory Put 12/1/2023 @ 100, 12/1/2029	1,250,000	1,250,425
5.0%, 4/1/2021	4,000,000	4,032,320

California, State Infrastructure & Economic Development Bank Revenue, 1.75%, Mandatory Put 8/1/2026 @ 100, 8/1/2055	1,100,000	1,136,586
California, State Municipal Finance Authority Revenue, LAX Integrated Express Solutions LLC, APM Project:
Series A, AMT, 5.0%, 12/31/2025	1,000,000	1,206,170
Series A, AMT, 5.0%, 6/30/2026	500,000	610,580
California, State Public Works Board, Lease Revenue Refunding Bonds, Various Capital Project, Series A, 5.0%, 2/1/2029 (a)	1,500,000	1,924,365
California, State University Revenue, Series A, 5.0%, 11/1/2021	3,000,000	3,111,150
California, Statewide Communities Development Authority Revenue, Viamonte Senior Living Project, Series B, 3.0%, 7/1/2025	1,500,000	1,503,135
California, Tobacco Securitization Agency, Tobacco Settlement, Series B-1, 1.75%, 6/1/2030	500,000	503,140
California, Transbay Joint Powers Authority, Series B, 2.4%, 10/1/2049	910,000	945,708
Contra Costa, CA, Transportation Authority, Sales Tax Revenue, Series A, 70% of 1-month USD-LIBOR + 0.25%, 0.351% (b), Mandatory Put 9/1/2021 @ 100, 3/1/2034	5,165,000	5,165,000
Glendale, CA, Unified School District:
5.0%, 9/1/2025	500,000	609,845
5.0%, 9/1/2026	500,000	630,475
Long Beach, CA, Harbor Revenue, Private Activity, Series B, AMT, 4.0%, 5/15/2022	5,000,000	5,234,650
Port Oakland, CA, Intermediate Lien Revenue Bonds:
Series H, AMT, 5.0%, 5/1/2028 (a)	500,000	640,740
Series H, AMT, 5.0%, 11/1/2029 (a)	250,000	328,947
San Francisco City & County, CA, Multi Family Housing Revenue, Eastern Park Apartments, Series K, 1.3%, Mandatory Put 1/1/2023 @ 100, 7/1/2023	1,250,000	1,264,325
Stockton, CA, Public Financing Authority, Wastewater Revenue, 1.4%, 6/1/2022	1,500,000	1,505,145
Tobacco Securitization Authority of Southern California, Tobacco Settlement Revenue, San Diego, Tobacco Securitization Corp., Class 2, Series B-1, 2.25%, 6/1/2029	290,000	292,581
		48,488,342
Colorado 3.1%
Cherry Creek, CO, School District No. 5, Series C, 5.0%, 12/15/2031	2,000,000	2,567,580
Denver City & County, CO, Airport System Revenue:
Series A, AMT, 5.0%, 12/1/2026	2,000,000	2,479,760
Series D, 5.0%, Mandatory Put 11/15/2022 @ 100, 11/15/2031	2,000,000	2,168,060
Fort Collins, CO, Economic Development Revenue, Oakridge Project, Series A, AMT, 0.08% (c), 2/4/2021, LOC: U.S. Bank NA	2,245,000	2,245,000
		9,460,400
Connecticut 2.0%
Connecticut, State General Obligation, Series A, 5.0%, 3/15/2029	2,000,000	2,361,300
Connecticut, State Housing Finance Authority, Housing Finance Mortgage Program:
Series E-E3, 1.625%, Mandatory Put 11/15/2022 @ 100, 11/15/2059	1,000,000	1,000,920
Series C-1, 4.0%, 11/15/2047	1,135,000	1,234,744
Connecticut, State Housing Finance Program Authority Revenue, Series A-1, 4.0%, 11/15/2047	860,000	936,213
Connecticut, State Special Tax Obligation Revenue, Series A, 5.0%, 5/1/2024	500,000	575,540
		6,108,717
Florida 3.1%
Atlantic Beach, FL, Healthcare Facilities Revenue Fleet Landing Project, Series B-2, 3.0%, 11/15/2023	1,250,000	1,250,662
Clay County, FL, Sales Surtax Revenue, 5.0%, 10/1/2022	650,000	701,461
Florida, Capital Projects Finance Authority, Student Housing Revenue, Capital Project Loan Program, Series A-1, 5.0%, 10/1/2026	500,000	574,730

Florida, Development Finance Corp. Transportation Facility Revenue, Virgin Trains U.S.A. Passanger Rail Project, Series A, AMT, 144A, 6.375%, Mandatory Put 1/1/2026 @ 100, 1/1/2049	1,000,000	977,140
Lee County, FL, Airport Revenue, Series A, AMT, 5.5%, 10/1/2023	1,250,000	1,282,050
Miami Beach, FL, Health Facilities Authority, Mount Sinai Medical Center of Florida, Inc., 5.0%, 11/15/2021	1,000,000	1,033,000
Pasco County, FL, School Board, Certificates of Participations, Series B, MUNIPSA + 0.75%, 0.79% (b), Mandatory Put 8/2/2023 @ 100, 8/1/2032	925,000	927,349
Village, FL, Community Development District No. 13, Special Assessment Revenue, 2.625%, 5/1/2024	500,000	510,285
Volusia County, FL, School Board, Certificate of Participations, 5.0%, 8/1/2021	2,000,000	2,048,100
		9,304,777
Georgia 3.9%
Burke County, GA, Development Authority, Pollution Control Revenue, Oglethorpe Power Corp., Series E, 3.25%, Mandatory Put 2/3/2025 @ 100, 11/1/2045	1,200,000	1,318,848
Cobb County, GA, Kennestone Hospital Authority, Wellstar Health System, Inc. Project:
Series B, 5.0%, 4/1/2025	900,000	1,068,354
Series B, 5.0%, 4/1/2026	1,000,000	1,226,570
Columbia County, GA, Water & Sewerage Revenue, 5.0%, 6/1/2021	875,000	889,228
Georgia, Main Street Natural Gas, Inc., Gas Supply Revenue:
Series A, 4.0%, Mandatory Put 9/1/2023 @ 100, 4/1/2048, LIQ: Royal Bank of Canada	1,865,000	2,034,603
Series C, 4.0%, Mandatory Put 12/1/2023 @ 100, 8/1/2048, LIQ: Royal Bank of Canada	750,000	824,235
Georgia, State General Obligation, Series C, 5.0%, 7/1/2021	4,325,000	4,413,230
		11,775,068
Illinois 2.9%
Granite City, IL, Waste Management, Inc. Project, AMT, 2.45%, Mandatory Put 5/3/2021 @ 100, 5/1/2027, GTY: Waste Management, Inc.	1,000,000	1,005,760
Illinois, State General Obligation:
Series A, 5.0%, 10/1/2021	1,000,000	1,029,030
Series B, 5.0%, 10/1/2021	1,000,000	1,029,030
5.0%, 8/1/2023	1,000,000	1,100,740
5.375%, 5/1/2023	1,000,000	1,099,890
Illinois, State Sales Tax Revenue, Junior Obligation, Series A, 5.0%, 6/15/2022	1,500,000	1,578,435
Will County, IL, Community Unit School District No. 210, Lincoln-Way, ETM, Zero Coupon, 1/1/2022, INS: AGMC	1,815,000	1,808,883
		8,651,768
Indiana 1.0%
Indiana, State Finance Authority, Hospital Revenue, Indiana University Health Obligated Group, Series 2015B, Prerefunded 1/1/2022 @ 100, 1.65%, 12/1/2042	1,000,000	1,013,230
Indianapolis, IN, Local Public Improvement Bond Bank, Fieldhouse Project, Series B, 1.45%, 6/1/2021	2,100,000	2,100,189
		3,113,419
Iowa 1.5%
Iowa, Finance Authority, Educational Facility Revenue, Holy Family Catholic School Project , 0.01% (c), 2/1/2021, LOC: U.S. Bank NA	1,700,000	1,700,000
Iowa, Higher Education Loan Authority, Loras College, 0.01% (c), 2/1/2021, LOC: Bank of America NA	900,000	900,000

Iowa, State Finance Authority Revenue, Lifespace Communities, Inc., Series A-2, 2.875%, 5/15/2049	1,500,000	1,525,950
Iowa, State Finance Authority, Midwestern Disaster Area Revenue, Fertilizer Co. Project, 3.125%, 12/1/2022	330,000	340,204
		4,466,154
Kentucky 0.5%
Kentucky, State Public Energy Authority, Gas Supply Revenue, Series B, 4.0%, Mandatory Put 1/1/2025 @ 100, 1/1/2049, GTY: BP Corp. North America, Inc.	1,435,000	1,615,695
Louisiana 1.4%
Louisiana, Local Government Environmental Facilities and Community Development Authority, East Baton Rouge Sewerage Commission Project, Series B, 0.875%, Mandatory Put 2/1/2025 @ 100, 2/1/2046	3,000,000	3,007,080
Louisiana, Stadium & Exposition District, Bond Anticipation Notes, 5.0%, 7/3/2023	1,000,000	1,085,850
		4,092,930
Maine 0.1%
Maine, State Housing Authority Mortgage Revenue, Series A-1, AMT, 4.5%, 11/15/2028	205,000	210,621
Maryland 1.8%
Maryland, State Health & Higher Educational Facilities Authority Revenue, Broadmead, Inc., Series B, 2.875%, 7/1/2023	1,750,000	1,819,948
Maryland, State Health & Higher Educational Facilities Authority Revenue, University of Maryland Medical System Obligated Group, Series B-2, 5.0%, Mandatory Put 7/1/2027 @ 100, 7/1/2045	1,000,000	1,243,250
Montgomery County, MD, Public Improvements Project, Series A, 5.0%, 11/1/2021	2,215,000	2,296,556
		5,359,754
Massachusetts 2.7%
Massachusetts, Educational Financing Authority Education Loan Revenue, Series B, AMT, 2.625%, 7/1/2036	1,400,000	1,450,918
Massachusetts, State Development Finance Agency Revenue, Boston College, 5.0%, 10/1/2021	1,000,000	1,029,240
Massachusetts, State General Obligation, Series A, 5.0%, 7/1/2021	5,000,000	5,102,000
Massachusetts, State Health & Educational Facilities Authority Revenue, Baystate Medical Center, Series K-1, 0.01% (c), 2/1/2021, LOC: TD Bank NA	550,000	550,000
		8,132,158
Michigan 1.5%
Michigan, State Finance Authority Revenue, Hospital McLaren Health Care Corp.:
68% of 1-month USD-LIBOR + 0.4%, 0.483% (b), Mandatory Put 10/15/2021 @ 100, 10/15/2030	1,785,000	1,781,823
Series D-2, MUNIPSA + 0.5%, 0.54% (b), Mandatory Put 8/9/2021 @ 100, 10/15/2038	925,000	925,305
Michigan, State Finance Authority, Hospital Revenue Bond, Trinity Health Credit Group, MUNIPSA + 0.48%, 0.52% (b), Mandatory Put 2/1/2022 @ 100, 3/1/2051	1,335,000	1,336,589
Michigan, State Housing Development Authority, Series A-1, 1.5%, 10/1/2022	550,000	550,467
		4,594,184
Minnesota 3.0%
Minnesota, State General Obligation:
Series D, 5.0%, 8/1/2021	2,060,000	2,110,800
Series A, 5.0%, 8/1/2021	1,800,000	1,844,388
Minnesota, State Housing Finance Agency, Residential Holding Finance, Series H, MUNIPSA + 0.55%, 0.59% (b), Mandatory Put 12/12/2023 @ 100, 7/1/2041	5,000,000	5,011,150
		8,966,338

Mississippi 0.3%
Mississippi, Business Finance Corp., Solid Waste Disposal Revenue, Waste Management, Inc. Project, 0.55%, Mandatory Put 9/1/2021 @ 100, 3/1/2029	1,000,000	1,002,090
Missouri 0.7%
Missouri, State Development Finance Board Infrastructure Facilities Revenue, St. Louis Convention Center Hotel Garage Project, Series C, 0.01% (c), 2/1/2021, LOC: U.S. Bank NA	1,630,000	1,630,000
Missouri, State Health & Educational Facilities Authority Revenue, Lutheran Senior Services Project, Series B, 2.875%, Mandatory Put 2/1/2022 @ 100, 2/1/2034	460,000	460,000
		2,090,000
Nevada 1.1%
Nevada, State Department of Business & Industry Revenue, Brightline West Passenger Rail Project, Series A, AMT, 144A, 0.5%, Mandatory Put 7/1/2021 @ 100, 1/1/2050	3,000,000	3,001,500
Sparks, NV, Tourism Improvement District No. 1 Revenue, Sales Tax Revenue, Series A, 144A, 2.5%, 6/15/2024	450,000	454,333
		3,455,833
New Jersey 3.4%
New Jersey, State Economic Development Authority, Motor Vehicle Surcharge Revenue, Series A, 3.125%, 7/1/2029	195,000	197,630
New Jersey, State Higher Education Assistance Authority, Student Loan Revenue, Series A, 2.375%, 12/1/2029	1,200,000	1,263,444
New Jersey, State Housing & Mortgage Finance Agency, Multi Family Conduit Revenue, Pilgrim Baptist Village I&II Project, Series E, 1.5%, Mandatory Put 9/1/2021 @ 100, 9/1/2022	3,000,000	3,020,520
New Jersey, State Transportation Trust Fund Authority, Series A, 5.0%, 12/15/2026	2,000,000	2,470,960
New Jersey, State Transportation Trust Fund Authority, Federal Highway Reimbursement Notes, Series A, 5.0%, 6/15/2024	1,000,000	1,140,290
New Jersey, Tobacco Settlement Financing Corp., Series A, 5.0%, 6/1/2025	1,955,000	2,344,925
		10,437,769
New Mexico 0.6%
New Mexico, Mortgage Finance Authority, Single Family Mortgage, "I", Series A-1, 4.0%, 1/1/2049	750,000	835,440
Santa Fe, NM, Retirement Facility Revenue, El Castillo Retirement Project, Series B-1, 2.625%, 5/15/2025	1,000,000	1,002,110
		1,837,550
New York 15.9%
Chautauqua County, NY, Capital Resource Corp., Exempt Facilities Revenue, NRG Energy, Inc. Project, 1.3%, Mandatory Put 4/3/2023 @ 100, 4/1/2042	2,000,000	2,028,920
New York, Metropolitan Transportation Authority, Series F, 5.0%, 11/15/2022	5,390,000	5,774,415
New York, Metropolitan Transportation Authority Revenue, Series E-1, 0.01% (c), 2/1/2021, LOC: U.S. Bank NA	900,000	900,000
New York, State Dormitory Authority Revenue, Non-Supported Debt, Northwell Healthcare, Inc., Series B-1, 5.0%, Mandatory Put 5/1/2022 @ 100, 5/1/2048	2,000,000	2,070,400
New York, State Dormitory Authority, Personal Income Tax Revenue, Series B, 5.0%, 3/31/2021	1,250,000	1,260,250
New York, State Housing Finance Agency Revenue, Series K, 1.45%, 5/1/2023	2,500,000	2,525,450
New York, State Mortgage Agency, Homeowner Mortgage Revenue, Series 195, 4.0%, 10/1/2046	1,760,000	1,884,450
New York, State Transportation Development Corp., Special Facility Revenue, Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment, AMT, 5.0%, 1/1/2024	2,500,000	2,774,250

New York, Triborough Bridge & Tunnel Authority Revenue, Series B-4C, 0.01% (c), 2/1/2021, LOC: U.S. Bank NA	620,000	620,000
New York & New Jersey, Port Authority:
Series 226, AMT, 5.0%, 10/15/2027 (a)	750,000	935,497
Series 226, AMT, 5.0%, 10/15/2028 (a)	660,000	840,952
New York City, NY, Housing Development Corp., Multi-Family Mortgage Revenue, Series A, 1.125%, Mandatory Put 11/1/2024 @ 100, 5/1/2060	1,000,000	1,009,560
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured Subordinate Bonds, Series B-1, 5.0%, 8/1/2029	2,500,000	3,382,850
New York City, NY, Trust for Cultural Resources Revenue, Amer Museum Natural History, Series B-1, MUNIPSA + 0.2%, 0.24% (b), Mandatory Put 4/20/2021 @ 100, 4/1/2044	3,000,000	2,999,340
New York, NY, General Obligation:
Series I-4, 0.01% (c), 2/1/2021, LOC: TD Bank NA	10,200,000	10,200,000
Series D-4, 0.01% (c), 2/1/2021, LOC: TD Bank NA	500,000	500,000
Series A-1, 5.0%, 8/1/2028	2,000,000	2,617,940
Series I-A, 5.0%, 4/1/2029	2,000,000	2,652,760
Oyster Bay, NY, Public Improvement Refunding Bonds, 4.0%, 11/1/2027, INS: BAM	315,000	384,417
Troy, NY, Capital Resource Corp. Revenue, Rensselaer Polytechnic Institute:
Series A, 5.0%, 9/1/2025	300,000	354,750
Series A, 5.0%, 9/1/2027	500,000	622,835
5.0%, 8/1/2028	1,000,000	1,190,540
Series A, 5.0%, 9/1/2028	500,000	636,360
		48,165,936
North Carolina 1.6%
North Carolina, State Housing Finance Agency, Home Ownership Revenue:
Series 38-B, 4.0%, 7/1/2047	580,000	634,282
Series 41, 4.0%, 1/1/2050	1,355,000	1,512,261
North Carolina, State Turnpike Authority, Monroe Expressway Systems:
5.0%, 7/1/2028 (a)	1,000,000	1,306,550
5.0%, 7/1/2029 (a)	1,000,000	1,336,860
		4,789,953
North Dakota 0.3%
North Dakota, State Housing Finance Agency, Home Mortgage Housing Finance Program, Series A, 4.0%, 7/1/2047	885,000	964,075
Ohio 2.4%
Allen Country, OH, Hospital Facilities Revenue:
Series A, 5.0%, 12/1/2022	600,000	651,324
Series A, 5.0%, 12/1/2023	1,000,000	1,131,550
Cleveland, OH, Airport System Revenue:
Series A, 5.0%, 1/1/2023, INS: AGMC	1,810,000	1,959,506
Series A, AMT, 5.0%, 1/1/2025	1,000,000	1,154,750
Ohio, American Municipal Power, Inc., Combined Hydroelectric Project, Series A, 2.25%, Mandatory Put 8/15/2021 @ 100, 2/15/2048	1,000,000	1,001,380
Ohio, Port of Greater Cincinnati Development Authority Revenue, Convention Center Hotel Acquisition And Demolition Project, Series A, 3.0%, 5/1/2023	1,500,000	1,500,990
		7,399,500
Oklahoma 0.8%
Oklahoma, State Development Finance Authority, Gilcrease Expressway West Project, AMT, 1.625%, 7/6/2023	2,000,000	2,005,200
Oklahoma, State Municipal Power Authority, SIFMA Index, Series A, MUNIPSA + 0.39%, 0.43% (b), 1/1/2023	430,000	430,030
		2,435,230

Oregon 1.4%
Clackamas County, OR, Hospital Facility Authority, Senior Living Revenue, Rose Villa Project, Series B-2, 2.75%, 11/15/2025	1,250,000	1,262,837
Oregon, State Housing & Community Services Department, Mortgage Revenue, Series A, 3.5%, 7/1/2036	1,340,000	1,418,792
Oregon, State Housing & Community Services Department, Mortgage Revenue, Single Family Mortgage Program, Series B, AMT, 5.0%, 7/1/2030	90,000	92,284
Washington Multnomah & Yamhill Counties, OR, Hillsboro School District No. 1J, 5.0%, 6/15/2031	1,180,000	1,489,597
		4,263,510
Pennsylvania 4.1%
Geisinger, PA, Authority Health System Revenue, Series B, 5.0%, Mandatory Put 2/15/2027 @ 100, 4/1/2043	1,000,000	1,246,120
Lancaster County, PA, Hospital Authority Revenue, Masonic Homes Project, Series D, 0.03% (c), 2/1/2021, LOC: JPMorgan Chase Bank NA	950,000	950,000
Pennsylvania, Commonwealth Financing Authority, Tobacco Master Settlement Payment Revenue Bonds, 5.0%, 6/1/2026	2,000,000	2,465,220
Pennsylvania, State Economic Development Financing Authority, Solid Waste Disposal, Republic Services, Inc, Series B, 0.18%, Mandatory Put 4/1/2021 @ 100, 12/1/2030	500,000	500,050
Pennsylvania, State Housing Finance Agency, Single Family Mortgage Revenue:
Series 119, 3.5%, 10/1/2041	780,000	818,789
Series 122, 4.0%, 10/1/2046	2,525,000	2,729,374
Pennsylvania, State Turnpike Commission Revenue, Series B, MUNIPSA + 0.5%, 0.54% (b), 12/1/2021	2,000,000	2,000,340
Philadelphia, PA, School District, Series 2020, 5.0%, 9/1/2022	1,000,000	1,072,570
Pittsburgh, PA, Water & Sewer Authority Systems Revenue, Series C, MUNIPSA + 0.65%, 0.69% (b), Mandatory Put 12/1/2023 @ 100, 9/1/2040, INS: AGMC	500,000	501,290
		12,283,753
Rhode Island 0.5%
Rhode Island, State Housing & Mortgage Finance Corp., Revenue, Multi Family Development Sustainability Bonds, Series 1-A, 1.7%, Mandatory Put 10/1/2022 @ 100, 10/1/2049	1,605,000	1,605,931
South Carolina 0.3%
Laurens County, SC, Water & Sewer Commission, Waterworks District, Prerefunded 7/1/2021 @ 100, 1.375%, 2/1/2022	1,000,000	1,004,570
South Dakota 0.6%
South Dakota, Housing Development Authority, Homeownership Mortgage:
Series B, 4.0%, 11/1/2047	1,535,000	1,672,858
Series A, AMT, 4.5%, 5/1/2031	210,000	217,573
		1,890,431
Tennessee 1.3%
Memphis-Shelby County, TN, Airport Authority Revenue, Series B, AMT, 5.0%, 7/1/2021	1,000,000	1,018,660
Tennessee, Housing Development Agency, Residential Financing Program Revenue, Series 1C, 3.0%, 7/1/2038	390,000	401,883
Tennessee, State Energy Acquisition Corp., Gas Revenue, Series A, 4.0%, Mandatory Put 5/1/2023 @ 100, 5/1/2048, GTY: Goldman Sachs Group, Inc.	2,250,000	2,421,383
Tennessee, State Housing Development Agency, Homeownership Program:
Series 2C, 4.0%, 7/1/2038	70,000	71,695
Series 1A, AMT, 4.5%, 1/1/2038	75,000	77,141
		3,990,762

Texas 10.2%
Allen, TX, Independent School District Building, Prerefunded 2/15/2021 @ 100, 5.0%, 2/15/2024	315,000	315,564
Bexar County, TX, Certificates Obligation, Series B, 5.0%, 6/15/2021	4,000,000	4,072,680
Fort Bend, TX, Independent School District Variable Rate, Unlimited Tax Building and Refunding Bonds, Series B, 0.875%, Mandatory Put 8/1/2025 @ 100, 8/1/2050	500,000	506,780
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Memorial Herman Hospital Health System, Series B-1, 5.0%, Mandatory Put 12/1/2022 @ 100, 7/1/2049	1,500,000	1,621,215
Harris County, TX, Flood Control District, Series A, 5.25%, 10/1/2021	1,465,000	1,515,352
Houston, TX, Airport Systems Revenue:
Series A, AMT, 5.0%, 7/1/2025	500,000	595,285
Series C, AMT, 5.0%, 7/1/2026	2,500,000	3,068,050
Series A, AMT, 5.0%, 7/1/2026	1,000,000	1,227,220
Houston, TX, Hotel Occupancy Tax And Special Revenue, Convention and Entertainment Facilities Department, 5.0%, 9/1/2026	1,735,000	2,047,335
Houston, TX, Independent School District:
Series A-2, 2.25%, Mandatory Put 6/1/2022 @ 100, 6/1/2039	1,000,000	1,026,550
4.0%, Mandatory Put 6/1/2023 @ 100, 6/1/2029	1,000,000	1,085,730
Houston, TX, Utility System Revenue, Series C, 70% of 1-month USD-LIBOR + 0.36%, 0.446% (b), Mandatory Put 8/1/2021 @ 100, 5/15/2034	1,575,000	1,575,079
Katy, TX, Katy Independent School District, Series 2015C, 67% of 1-month USD-LIBOR + 0.28%, 0.365% (b), Mandatory Put 8/16/2021 @ 100, 8/15/2036	960,000	960,009
Mission, TX, Economic Development Corp., Solid Waste Disposal Revenue, Republic Services, Inc., AMT, 0.3%, Mandatory Put 2/1/2021 @ 100, 1/1/2026	2,000,000	2,000,000
Richardson, TX, Independent School District, 5.0%, 2/15/2021	2,000,000	2,003,560
Round Rock, TX, Independent School District, 5.0%, 8/1/2021	4,275,000	4,379,737
Tarrant County, TX, Cultural Education Facilities Finance Corp., Baylor Health Care System Project, Series C, 0.01% (c), 2/1/2021, LOC: TD Bank NA	630,000	630,000
Texas, Grand Parkway Transportation Corp., 5.0%, 2/1/2023	1,040,000	1,128,109
Texas, Love Field Airport Modernization Corp., General Airport Revenue, AMT, 5.0%, 11/1/2021	500,000	516,065
Texas, State Municipal Gas Acquisition & Supply Corp., III Gas Supply Revenue, 5.0%, 12/15/2029 (a)	500,000	657,240
		30,931,560
Virginia 1.5%
Chesapeake Bay, VA, Bridge & Tunnel District Revenue, First Tier General Resolution, 5.0%, 11/1/2023	1,250,000	1,397,988
Fairfax County, VA, Economic Development Authority Revenue, Wiehle Avenue Metrorail Station Parking Project, 5.0%, 8/1/2021	1,650,000	1,689,088
Peninsula, VA, Ports Authority, Coal Terminal Revenue, Dominion Terminal Associates Project, Series 2003, 1.7%, Mandatory Put 10/1/2022 @ 100, 10/1/2033	1,410,000	1,434,915
		4,521,991
Washington 3.2%
Seattle, WA, Municipal Light & Power Revenue, Series C-1, MUNIPSA + 0.49%, 0.53% (b), Mandatory Put 11/1/2023 @ 100, 11/1/2046	2,000,000	2,006,440
Washington, Energy Northwest Electric Revenue, Columbia Generating Station, Series A, 5.0%, 7/1/2021	4,620,000	4,713,047
Washington, State General Obligation:
5.0%, 6/1/2026 (a)	500,000	621,185
5.0%, 6/1/2027 (a)	300,000	384,393
Washington, State Housing Finance Commission, Transforming Age Projects, Series B, 144A, 2.375%, 1/1/2026	2,000,000	1,985,740
		9,710,805

West Virginia 0.8%
West Virginia, State Economic Development Authority, Solid Waste Disposal Facilities Revenue, Wheeling Power Co., Mitchell Project, Series A, AMT, 3.0%, Mandatory Put 4/1/2022 @ 100, 6/1/2037	2,250,000	2,320,447
Wisconsin 2.2%
Wisconsin, State General Obligation:
Series 1, 5.0%, 5/1/2027 (a)	1,500,000	1,928,460
Series 2, 5.0%, 5/1/2029 (a)	1,440,000	1,948,781
Wisconsin, State Health & Educational Facilities Authority Revenue, Advocate Aurora Health Credit Group, Series C-4, MUNIPSA + 0.65%, 0.69% (b), Mandatory Put 7/31/2024 @ 100, 8/15/2054	1,000,000	1,004,760
Wisconsin, State Housing & Economic Development Authority, Home Ownership Revenue, Series A, AMT, 3.5%, 3/1/2046	1,545,000	1,626,638
		6,508,639
Guam 0.5%
Guam, International Airport Authority Revenue, Series A, AMT, 5.0%, 10/1/2022	1,500,000	1,565,145
Other 0.2%
Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates, "A", Series M024, AMT, 2.304%, 5/15/2027	575,000	605,027
Total Municipal Bonds and Notes (Cost $302,709,593)		310,223,568

Preferred Shares of Closed-End Investment Companies 1.2%
California
California, Nuveen AMT-Free Quality Municipal Income Fund, Series D, 0.56% (b), 3/1/2029 (Cost $3,500,000)	3,500,000	3,500,000
	Shares	Value ($)

Open-End Investment Companies 0.1%
BlackRock Liquidity Funds MuniCash Portfolio, Institutional Shares, 0.01% (d) (Cost $423,931)	423,645	423,730

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $306,633,524)	103.7	314,147,298
Other Assets and Liabilities, Net	(3.7)	(11,208,899)
Net Assets	100.0	302,938,399
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
(a)	When-issued security.
(b)	Variable or floating rate security. These securities are shown at their current rate as of January 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.
(c)	Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder at any time, and are shown at their current rates as of January 31, 2021. Date shown reflects the earlier of demand date or stated maturity date.
(d)	Current yield; not a coupon rate.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AGMC: Assured Guaranty Municipal Corp.
AMT: Subject to alternative minimum tax.
BAM: Build America Mutual
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.
GTY: Guaranty Agreement
INS: Insured
LIBOR: London Interbank Offered Rate
LIQ: Liquidity Facility
LOC: Letter of Credit
MUNIPSA: SIFMA Municipal Swap Index Yield
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.
SIFMA: Securities Industry and Financial Markets Association
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of January 31, 2021 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Municipal Bonds and Notes (a)	$—	$310,223,568	$—	$310,223,568
Preferred Shares of Closed-End Investment Companies	—	3,500,000	—	3,500,000
Open-End Investment Companies	423,730	—	—	423,730
Total	$423,730	$313,723,568	$—	$314,147,298
(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closedend funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DSTMBF-PH1
R-080548-1 (1/23)